Other expenses	6 Months Ended
Dec. 31, 2023
Other expenses [Abstract]
Other expenses
Note 5. Other expenses

	Half year ended 31 Dec 2023	Half year ended 31 Dec 2022
	$'000	$'000

General and administrative expenses	654	1,767
Consulting and professional costs	1,205	2,345
Depreciation and amortisation	125	3

	1,984	4,115